Currency translation rates (Detail)		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.06	1.04	1.02	1.06	1.02	1.03
Average rate	[1]	1.04	1.04	1	1.04	1
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.12	1.1	1.14	1.12	1.14	1.12
Average rate	[1]	1.11	1.1	1.13	1.11	1.13
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate		1.24	1.24	1.27	1.24	1.27	1.32
Average rate	[1]	1.24	1.28	1.28	1.26	1.3
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate		0.93	0.93	0.93	0.93	0.93	0.92
Average rate	[1]	0.93	0.93	0.92	0.93	0.91

[1]
Monthly income statement items of operations with a functional currency other than the US dollar are translated with month-end rates into US dollars. Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all operations of the Group with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for the Group.